Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 37,180	$ 39,454
Less: Short-term debt	37,180	0
Total Long-term debt	0	39,454
4.60% Senior Notes due to related party due 2024 [Member]
Debt Instrument [Line Items]
Short-term debt	$ 37,180
Long-term debt		$ 39,454